UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-5582

                       Oppenheimer Cash Reserves
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
                    (Address of principal executive offices)
                                                              (Zip code)
                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


             Registrant's telephone number, including area code: (303) 768-3200
                                                                 --------------

             Date of fiscal year end: July 31

             Date of reporting period:  August 1, 2003 - January 31, 2004



ITEM 1.  REPORTS TO STOCKHOLDERS.

STATEMENT OF INVESTMENTS  January 31, 2004 / Unaudited


                                             PRINCIPAL                  VALUE
                                              AMOUNT               SEE NOTE 1
------------------------------------------------------------------------------
 CERTIFICATES OF DEPOSIT--9.5%
------------------------------------------------------------------------------
 DOMESTIC CERTIFICATES OF DEPOSIT--1.6%
 Citibank NA, 1.09%,
 2/6/04                                    $ 5,000,000            $ 5,000,000
------------------------------------------------------------------------------
 National Bank
 of Commerce,
 Tennessee,
 1.105%, 6/14/04 1                           6,500,000              6,499,761
                                                                  ------------
                                                                   11,499,761

------------------------------------------------------------------------------
 YANKEE CERTIFICATES OF DEPOSIT--7.9%
 Bank of Montreal,
 Chicago, 1.105%,
 3/31/04                                     5,000,000              5,000,000
------------------------------------------------------------------------------
 Canadian Imperial
 Bank of Commerce,
 New York:
 1.03%, 3/19/04                             10,000,000             10,000,000
 1.09%, 3/5/04                               7,000,000              7,000,000
 -----------------------------------------------------------------------------
 Credit Lyonnais,
 New York, 1.10%,
 3/1/04                                     10,000,000              9,999,960
------------------------------------------------------------------------------
 Lloyds TSB Bank
 plc, New York,
 1.09%, 2/17/04                              7,000,000              7,000,031
------------------------------------------------------------------------------
 Royal Bank of
 Scotland, New
 York, 1.125%, 7/8/04                        5,000,000              5,000,000
------------------------------------------------------------------------------
 Svenska
 Handelsbanken
 NY, 1.11%, 2/3/04                           4,500,000              4,500,000
------------------------------------------------------------------------------
 UBS AG Stamford
 CT, 1.065%, 4/6/04                         10,000,000             10,000,090
                                                                  ------------
                                                                   58,500,081
                                                                  ------------

 Total Certificates of Deposit
 (Cost $69,999,842)                                                69,999,842

------------------------------------------------------------------------------
 DIRECT BANK OBLIGATIONS--18.4%

 AB SPINTAB,
 1.11%, 2/23/04                             12,400,000             12,391,589
------------------------------------------------------------------------------
 BNP Paribas
 Finance, Inc.,
 1.09%, 2/13/04                              2,450,000              2,449,110

                                             PRINCIPAL                  VALUE
                                               AMOUNT              SEE NOTE 1
------------------------------------------------------------------------------
 DIRECT BANK OBLIGATIONS Continued

 Credit Lyonnais
 North America, Inc.:
 1.04%, 4/13/04                            $ 5,000,000            $ 4,989,600
 1.08%, 2/3/04                               5,000,000              4,999,700
------------------------------------------------------------------------------
 Danske Corp.,
 Series A,
 1.035%, 4/6/04                             10,000,000              9,981,313
------------------------------------------------------------------------------
 Deutsche Bank
 Financial LLC,
 1.12%, 7/12/04                             11,000,000             10,944,560
------------------------------------------------------------------------------
 Governor & Co.
 of the Bank
 of Ireland:
 1.035%, 4/16/04 2                          10,000,000              9,978,438
 1.04%, 4/21/04 2                            5,000,000              4,988,444
------------------------------------------------------------------------------
 HBOS Treasury
 Services:
 1.115%, 4/7/04                             16,000,000             15,967,293
 1.13%, 3/10/04                              8,000,000              7,990,458
------------------------------------------------------------------------------
 LaSalle Bank NA,
 1.10%, 2/19/04                              7,000,000              7,000,000
------------------------------------------------------------------------------
 Nationwide
 Building Society,
 1.13%, 7/7/04                               2,000,000              1,990,144
------------------------------------------------------------------------------
 Nordea North
 America, Inc.,
 1.12%, 3/29/04                              5,000,000              4,991,133
------------------------------------------------------------------------------
 Societe Generale
 North America:
 1.08%, 2/5/04                              10,000,000              9,998,800
 1.105%, 2/2/04                              2,900,000              2,899,911
------------------------------------------------------------------------------
 Stadshypotek
 Delaware, Inc.,
 1.03%, 3/26/04 2                            5,000,000              4,992,275
------------------------------------------------------------------------------
 Toronto Dominion
 Holdings, Inc.,
 1.09%, 2/5/04                               4,030,000              4,029,512
------------------------------------------------------------------------------
 UBS Finance
 (Delaware) LLC,
 1.08%, 2/17/04                              5,000,000              4,997,600
------------------------------------------------------------------------------
 Wells Fargo Bank
 NA, 5.45%, 5/3/04                          10,000,000             10,109,659
                                                                  ------------
 Total Direct Bank Obligations
 (Cost $135,689,539)                                              135,689,539



8 | OPPENHEIMER CASH RESERVES

                                             PRINCIPAL                  VALUE
                                                AMOUNT             SEE NOTE 1
------------------------------------------------------------------------------
 SHORT-TERM NOTES--65.0%
------------------------------------------------------------------------------
 ASSET-BACKED--22.8%
 Crown Point Capital Co.:
 1.07%, 5/3/04 2                           $ 5,000,000           $  4,986,328
 1.12%, 2/6/04 2                            10,000,000              9,998,431
 1.14%, 3/4/04 2                             7,500,000              7,492,400
------------------------------------------------------------------------------
 Eiffel Funding LLC:
 1.05%, 4/22/04 2                           16,150,000             16,111,846
 1.05%, 4/23/04 2                            5,000,000              4,988,042
-----------------------------------------------------------------------------
 FCAR Owner Trust I,
 1.11%, 2/12/04                              2,000,000              1,999,322
------------------------------------------------------------------------------
 Galaxy Funding, Inc.:
 1.11%, 4/14/04 2                            5,000,000              4,988,746
 1.12%, 3/3/04 2                             5,000,000              4,995,178
 1.13%, 3/5/04 2                             5,000,000              4,994,821
------------------------------------------------------------------------------
 GOVCO, Inc.,
 1.11%, 2/9/04 2                             3,950,000              3,949,026
------------------------------------------------------------------------------
 Grampian Funding
 LLC:
 1.11%, 4/14/04 2                            7,000,000              6,984,244
 1.12%, 4/26/04 2                            2,500,000              2,493,389
------------------------------------------------------------------------------
 Lexington Parker
 Capital Co. LLC:
 1.05%, 4/14/04 2                            7,500,000              7,484,031
 1.10%, 4/6/04 2                             2,329,000              2,324,374
 1.13%, 2/5/04 2                             4,000,000              3,999,498
 1.16%, 8/3/04 2                             5,000,000              4,970,678
------------------------------------------------------------------------------
 Neptune Funding
 Corp.:
 1.07%, 4/28/04 2                           10,000,000              9,973,900
 1.15%, 2/9/04 2                            10,000,000              9,997,444
------------------------------------------------------------------------------
 Perry Global Funding
 LLC, Series A, 1.13%,
 3/4/04 2                                    5,000,000              4,994,978
------------------------------------------------------------------------------
 Preferred Receivables
 Funding Corp.,
 1.13%, 3/10/04 2                           10,370,000             10,357,631
------------------------------------------------------------------------------
 Scaldis Capital LLC:
 1.05%, 4/15/04 2                           10,000,000              9,978,417
 1.09%, 3/12/04 2                            8,500,000              8,489,706
------------------------------------------------------------------------------
 Victory Receivables
 Corp.:
 1.05%, 3/3/04 2                             4,000,000              3,996,383
 1.07%, 4/15/04 2                            2,750,000              2,743,952
 1.15%, 2/10/04 2                           15,000,000             14,995,688
                                                                  ------------
                                                                  168,288,453


                                             PRINCIPAL                  VALUE
                                                AMOUNT             SEE NOTE 1
------------------------------------------------------------------------------
 CAPITAL MARKETS--16.3%
 Banc of America
 Securities LLC,
 1.18%, 2/2/04 1                           $15,000,000           $ 15,000,000
------------------------------------------------------------------------------
 Bear Stearns Cos.,
 Inc., 1.10%, 3/11/04                       13,000,000             12,984,508
------------------------------------------------------------------------------
 Citigroup Global
 Markets Holdings,
 Inc.:
 1.04%, 5/13/04                              5,000,000              4,985,267
 1.08%, 2/4/04                              15,000,000             14,998,650
------------------------------------------------------------------------------
 Goldman Sachs
 Group, Inc.:
 1.15%, 6/25/04                              5,000,000              5,000,000
 1.18%, 7/2/04 3                            10,000,000             10,000,000
------------------------------------------------------------------------------
 Lehman Brothers, Inc.,
 1.13%, 12/15/04 1                          18,000,000             18,000,000
------------------------------------------------------------------------------
 Morgan Stanley,
 1%, 8/27/04 1                               9,600,000              9,600,000
------------------------------------------------------------------------------
 Wachovia Securities
 LLC, 1.28%, 3/26/04 1                      30,000,000             30,000,000
                                                                  ------------
                                                                  120,568,425

------------------------------------------------------------------------------
 COMMERCIAL FINANCE--1.5%
 Countrywide Home
 Loans, 1.05%, 2/2/04                       11,400,000             11,399,668
------------------------------------------------------------------------------
 DIVERSIFIED FINANCIAL SERVICES--2.9%
 GE Capital
 International
 Funding, Inc.,
 1.11%, 4/14/04 2                           12,000,000             11,972,990
------------------------------------------------------------------------------
 General Electric
 Capital Corp.,
 1.12%, 4/7/04                               9,200,000              9,181,109
                                                                  ------------
                                                                   21,154,099

------------------------------------------------------------------------------
 INSURANCE--5.2%
 Metropolitan Life
 Global Funding I,
 Series 2003-5,
 1.11%, 2/17/04 1,3                          8,600,000              8,600,000
------------------------------------------------------------------------------
 Pacific Life
 Insurance Co.,
 1.14%, 2/2/04 1,3                           5,000,000              5,000,000


9 | OPPENHEIMER CASH RESERVES

STATEMENT OF INVESTMENTS  Unaudited / Continued

                                             PRINCIPAL                  VALUE
                                                AMOUNT             SEE NOTE 1
------------------------------------------------------------------------------
 INSURANCE Continued
 Prudential Insurance
 Co. of America,
 1.21%, 4/1/04 1                           $10,000,000           $ 10,000,000
------------------------------------------------------------------------------
 Security Life of
 Denver Insurance
 Co., 1.22%, 10/27/04 1                     10,000,000             10,000,000
------------------------------------------------------------------------------
 United of Omaha
 Life Insurance Co.,
 1.22%, 2/2/04 1,3                           5,000,000              5,000,000
                                                                  ------------
                                                                   38,600,000

------------------------------------------------------------------------------
 LEASING & FACTORING--1.4%
 American Honda
 Finance Corp.,
 1.13%, 2/4/04 1,4                          10,000,000             10,000,000
------------------------------------------------------------------------------
 METALS & MINING--1.7%
 Rio Tinto Ltd.,
 1.09%, 2/24/04 2                           12,556,000             12,547,256
------------------------------------------------------------------------------
 OIL & GAS--0.9%
 Shell Finance UK
 plc, 1.09%, 3/18/04                         7,000,000              6,990,251
------------------------------------------------------------------------------
 PERSONAL PRODUCTS--1.0%
 Procter & Gamble Co.,
 1.06%, 2/2/04 2                             7,000,000              6,999,794
------------------------------------------------------------------------------
 SPECIAL PURPOSE FINANCIAL--11.3%
 Cooperative Assn. of
 Tractor Dealers, Inc.,
 Series A, 1.05%,
 2/27/04                                     5,000,000              4,996,208
------------------------------------------------------------------------------
 Cooperative Assn. of
 Tractor Dealers, Inc.,
 Series B, 1.20%,
 4/23/04                                     8,000,000              7,978,133
------------------------------------------------------------------------------
 K2 (USA) LLC:
 1.05%, 7/15/04 1,4                          5,000,000              4,999,324
 1.10%, 4/19/04 2                           10,000,000              9,976,167
 1.12%, 3/17/04 2                            2,500,000              2,496,563


                                             PRINCIPAL                  VALUE
                                                AMOUNT             SEE NOTE 1
------------------------------------------------------------------------------
 SPECIAL PURPOSE FINANCIAL Continued
 LINKS Finance LLC:
 1.06%, 9/30/04 1,4                        $10,000,000           $  9,998,678
 1.08%, 8/25/04 1,4                         10,000,000              9,998,871
 1.13%, 10/15/04 1,4                         5,000,000              5,000,000
------------------------------------------------------------------------------
 Parkland (USA) LLC:
 1.08%, 2/17/04 1,4                          5,000,000              4,999,523
 1.09%, 2/24/04 1,4                         10,000,000             10,000,000
------------------------------------------------------------------------------
 Sigma Finance, Inc.:
 1.07%, 11/26/04 1,4                        10,000,000              9,998,778
 1.13%, 7/12/04 2                            3,000,000              2,984,745
                                                               --------------
                                                                   83,426,990
                                                               --------------
 Total Short-Term Notes
 (Cost $479,974,936)                                              479,974,936

------------------------------------------------------------------------------
 U.S. GOVERNMENT AGENCIES--6.8%

 Federal Home
 Loan Bank:
 1.23%, 7/6/04                              10,000,000             10,000,000
 1.50%, 3/1/05                               5,000,000              5,000,000
------------------------------------------------------------------------------
 Federal National
 Mortgage Assn.,
 1.375%, 2/18/05                             5,000,000              5,000,000
------------------------------------------------------------------------------
 FNMA Master
 Credit Facility:
 1.105%, 2/2/04                             10,000,000              9,999,693
 1.12%, 3/1/04-5/3/04                       20,000,000             19,962,350
                                                               ---------------
 Total U.S. Government Agencies
 (Cost $49,962,043)                                                49,962,043

------------------------------------------------------------------------------
 TOTAL INVESTMENTS,
 AT VALUE
 (COST $735,626,360)                              99.7%           735,626,360
------------------------------------------------------------------------------
 OTHER ASSETS
 NET OF LIABILITIES                                0.3              2,100,376
                                           -----------------------------------
 NET ASSETS                                      100.0%        $  737,726,736
                                           ===================================

10 | OPPENHEIMER CASH RESERVES

FOOTNOTES TO STATEMENT OF INVESTMENTS

SHORT-TERM NOTES AND DIRECT BANK OBLIGATIONS ARE GENERALLY TRADED ON A DISCOUNT BASIS; THE INTEREST RATE SHOWN IS THE DISCOUNT RATE RECEIVED BY THE FUND AT THE TIME OF PURCHASE. OTHER SECURITIES NORMALLY BEAR INTEREST AT THE RATES SHOWN.

1. Represents the current interest rate for a variable or increasing rate security.
2. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $233,225,803, or 31.61% of the Fund's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.
3. Identifies issues considered to be illiquid or restricted. See Note 4 of Notes to Financial Statements.
4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $64,995,174 or 8.81% of the Fund's net assets as of January 31, 2004.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


11 | OPPENHEIMER CASH RESERVES

STATEMENT OF ASSETS AND LIABILITIES  Unaudited


 January 31, 2004
---------------------------------------------------------------------------------------------------------
 ASSETS

 Investments, at value (cost $735,626,360)--see accompanying statement                    $  735,626,360
---------------------------------------------------------------------------------------------------------
 Cash                                                                                          2,190,028
---------------------------------------------------------------------------------------------------------
 Receivables and other assets:
 Shares of beneficial interest sold                                                           14,857,049
 Interest                                                                                        443,243
 Other                                                                                           149,690
                                                                                          ---------------
 Total assets                                                                                753,266,370

---------------------------------------------------------------------------------------------------------
 LIABILITIES

 Payables and other liabilities:
 Investments purchased                                                                         9,970,678
 Shares of beneficial interest redeemed                                                        5,147,196
 Transfer and shareholder servicing agent fees                                                   154,064
 Shareholder communications                                                                      135,086
 Distribution and service plan fees                                                               75,894
 Dividends                                                                                        37,748
 Trustees' compensation                                                                            3,330
 Other                                                                                            15,638
                                                                                          ----------------
 Total liabilities                                                                            15,539,634

----------------------------------------------------------------------------------------------------------
 NET ASSETS                                                                               $  737,726,736
                                                                                          ================

----------------------------------------------------------------------------------------------------------
 COMPOSITION OF NET ASSETS

 Par value of shares of beneficial interest                                               $      737,683
----------------------------------------------------------------------------------------------------------
 Additional paid-in capital                                                                  736,988,087
----------------------------------------------------------------------------------------------------------
 Accumulated net realized gain on investments                                                        966
                                                                                          ----------------
 NET ASSETS                                                                               $  737,726,736
                                                                                          ================

12 | OPPENHEIMER CASH RESERVES

--------------------------------------------------------------------------------------------------------------------------------
 NET ASSET VALUE PER SHARE

 Class A Shares:
 Net asset value and redemption price per share (based on net assets of $388,064,605
 and 388,074,588 shares of beneficial interest outstanding)                                                             $1.00
--------------------------------------------------------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge)
 and offering price per share (based on net assets of $218,328,092 and 218,286,834 shares
 of beneficial interest outstanding)                                                                                    $1.00
--------------------------------------------------------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge)
 and offering price per share (based on net assets of $80,780,970 and 80,768,993 shares of
 beneficial interest outstanding)                                                                                       $1.00
--------------------------------------------------------------------------------------------------------------------------------
 Class N Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge)
 and offering price per share (based on net assets of $50,553,069 and 50,552,247 shares of
 beneficial interest outstanding)                                                                                       $1.00


 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

13 | OPPENHEIMER CASH RESERVES

STATEMENT OF OPERATIONS  Unaudited


 For the Six Months Ended January 31, 2004
----------------------------------------------------------------------------------------------------------------------------
 INVESTMENT INCOME

 Interest                                                                                                        $4,949,548

----------------------------------------------------------------------------------------------------------------------------
 EXPENSES

 Management fees                                                                                                  2,045,036
----------------------------------------------------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                                                                            426,143
 Class B                                                                                                            698,132
 Class C                                                                                                            258,169
 Class N                                                                                                            139,758
----------------------------------------------------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                                                                          1,043,656
 Class B                                                                                                            487,502
 Class C                                                                                                            210,139
 Class N                                                                                                            102,299
----------------------------------------------------------------------------------------------------------------------------
 Shareholder communications:
 Class A                                                                                                             66,026
 Class B                                                                                                             40,575
 Class C                                                                                                             15,063
 Class N                                                                                                              7,700
----------------------------------------------------------------------------------------------------------------------------
 Custodian fees and expenses                                                                                          6,424
----------------------------------------------------------------------------------------------------------------------------
 Trustees' compensation                                                                                               4,124
----------------------------------------------------------------------------------------------------------------------------
 Other                                                                                                              162,613
                                                                                                                 -----------
 Total expenses                                                                                                   5,713,359
 Less reduction to custodian expenses                                                                                (1,472)
 Less waiver of management fees                                                                                    (297,900)
 Less voluntary waiver of transfer and shareholder servicing agent fees--Class A                                   (406,913)
 Less voluntary waiver of transfer and shareholder servicing agent fees--Class B                                   (395,280)
 Less voluntary waiver of transfer and shareholder servicing agent fees--Class C                                   (175,509)
 Less voluntary waiver of transfer and shareholder servicing agent fees--Class N                                    (84,321)
                                                                                                                 -----------
 Net expenses                                                                                                     4,351,964

----------------------------------------------------------------------------------------------------------------------------
 NET INVESTMENT INCOME                                                                                              597,584

----------------------------------------------------------------------------------------------------------------------------
 NET REALIZED GAIN ON INVESTMENTS                                                                                       966

----------------------------------------------------------------------------------------------------------------------------
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                            $  598,550
                                                                                                                 ===========

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

14 | OPPENHEIMER CASH RESERVES

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                   SIX MONTHS                    YEAR
                                                                                        ENDED                   ENDED
                                                                             JANUARY 31, 2004                JULY 31,
                                                                                  (UNAUDITED)                    2003
-------------------------------------------------------------------------------------------------------------------------
 OPERATIONS

 Net investment income                                                        $       597,584          $    3,924,750
-------------------------------------------------------------------------------------------------------------------------
 Net realized gain                                                                        966                  73,568
                                                                              -------------------------------------------
 Net increase in net assets resulting from operations                                 598,550               3,998,318

-------------------------------------------------------------------------------------------------------------------------
 DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS

 Dividends from net investment income:
 Class A                                                                             (381,108)             (2,404,957)
 Class B                                                                             (137,673)             (1,044,894)
 Class C                                                                              (51,301)               (272,812)
 Class N                                                                              (27,502)               (202,087)
-------------------------------------------------------------------------------------------------------------------------
 Distributions from net realized gain:
 Class A                                                                                   --                 (32,551)
 Class B                                                                                   --                 (28,468)
 Class C                                                                                   --                  (8,440)
 Class N                                                                                   --                  (3,523)

-------------------------------------------------------------------------------------------------------------------------
 BENEFICIAL INTEREST TRANSACTIONS

 Net increase (decrease) in net assets resulting from
 beneficial interest transactions:
 Class A                                                                          (77,779,029)             25,949,775
 Class B                                                                          (98,422,607)           (101,017,788)
 Class C                                                                          (25,868,721)            (16,470,114)
 Class N                                                                           (1,796,985)              9,589,171

-------------------------------------------------------------------------------------------------------------------------
 NET ASSETS

 Total decrease                                                                  (203,866,376)            (81,948,370)
-------------------------------------------------------------------------------------------------------------------------
 Beginning of period                                                              941,593,112           1,023,541,482
                                                                              -------------------------------------------
 End of period                                                                $   737,726,736          $  941,593,112
                                                                              ===========================================

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


15 | OPPENHEIMER CASH RESERVES

FINANCIAL HIGHLIGHTS



                                                SIX MONTHS                                                             YEAR
                                                     ENDED                                                            ENDED
                                          JANUARY 31, 2004                                                         JULY 31,
 CLASS A                                       (UNAUDITED)         2003          2002        2001         2000         1999
-----------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA

 Net asset value, beginning of period                $1.00        $1.00         $1.00       $1.00        $1.00        $1.00
-----------------------------------------------------------------------------------------------------------------------------
 Income from investment operations:
 Net investment income                                  -- 1        .01           .01         .05          .05          .04
 Net realized gain                                      --           -- 1          -- 1        --           --           --
                                                    -------------------------------------------------------------------------
 Total from investment operations                       -- 1        .01           .01         .05          .05          .04
-----------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions
 to shareholders:
 Dividends from net investment income                   -- 1       (.01)         (.01)       (.05)        (.05)        (.04)
 Distributions from net realized gain                   --           -- 1          -- 1        --           --           --
                                                    -------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                        -- 1       (.01)         (.01)       (.05)        (.05)        (.04)
-----------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                      $1.00        $1.00         $1.00       $1.00        $1.00        $1.00
                                                    =========================================================================

-----------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN 2                                       0.09%        0.54%         1.31%       4.84%        5.10%        4.30%

-----------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA

 Net assets, end of period (in thousands)         $388,065     $465,843      $439,893    $395,898     $317,198     $264,632
-----------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                $431,347     $451,634      $405,285    $351,490     $312,440     $245,622
-----------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income                                0.18%        0.53%         1.30%       4.67%        5.00%        4.22%
 Total expenses                                       1.22%        1.16%         1.17%       1.15%        1.06%        1.10%
 Expenses after expense reimbursement
 or fee waiver and reduction to
 custodian expenses                                   0.96%        1.00%         1.16%        N/A 4        N/A 4        N/A 4


1. Less than $0.005 per share.
2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

16 | OPPENHEIMER CASH RESERVES



                                                SIX MONTHS                                                             YEAR
                                                     ENDED                                                            ENDED
                                          JANUARY 31, 2004                                                         JULY 31,
 CLASS  B                                      (UNAUDITED)         2003          2002        2001         2000         1999
-----------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA

 Net asset value, beginning of period                $1.00        $1.00         $1.00       $1.00        $1.00        $1.00
-----------------------------------------------------------------------------------------------------------------------------
 Income from investment operations:
 Net investment income                                  -- 1         -- 1         .01         .04          .04          .04
 Net realized gain                                      --           -- 1          -- 1        --           --           --
                                                    -------------------------------------------------------------------------
 Total from investment operations                       -- 1         -- 1         .01         .04          .04          .04
-----------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions
 to shareholders:
 Dividends from net investment income                   -- 1         -- 1        (.01)       (.04)        (.04)        (.04)
 Distributions from net realized gain                   --           -- 1          -- 1        --           --           --
                                                    -------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                        -- 1         -- 1        (.01)       (.04)        (.04)        (.04)
-----------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                      $1.00        $1.00         $1.00       $1.00        $1.00        $1.00
                                                    =========================================================================

-----------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN 2                                       0.05%        0.27%         0.76%       4.25%        4.52%        3.72%

-----------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA

 Net assets, end of period (in thousands)         $218,328     $316,750      $417,768    $239,201     $172,345     $204,081
-----------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                $276,540     $385,078      $288,676    $208,775     $225,824     $170,068
-----------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income                                0.10%        0.27%         0.75%       4.07%        4.40%        3.67%
 Total expenses                                       1.39%        1.37%         1.71%       1.70%        1.61%        1.65%
 Expenses after expense reimbursement
 or fee waiver and reduction to
 custodian expenses                                   1.04%        1.27%         1.70%        N/A 4        N/A 4        N/A 4


1. Less than $0.005 per share.
2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

17 | OPPENHEIMER CASH RESERVES

FINANCIAL HIGHLIGHTS  Continued


                                                SIX MONTHS                                                             YEAR
                                                     ENDED                                                            ENDED
                                          JANUARY 31, 2004                                                         JULY 31,
  CLASS C                                      (UNAUDITED)         2003          2002        2001         2000         1999
-----------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA

 Net asset value, beginning of period                $1.00        $1.00         $1.00       $1.00        $1.00        $1.00
-----------------------------------------------------------------------------------------------------------------------------
 Income from investment operations:
 Net investment income                                  -- 1         -- 1         .01         .04          .04          .04
 Net realized gain                                      --           -- 1          -- 1        --           --           --
                                                    -------------------------------------------------------------------------
 Total from investment operations                       -- 1         -- 1         .01         .04          .04          .04
-----------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions
 to shareholders:
 Dividends from net investment income                   -- 1         -- 1        (.01)       (.04)        (.04)        (.04)
 Distributions from net realized gain                   --           -- 1          -- 1        --           --           --
                                                    -------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                        -- 1         -- 1        (.01)       (.04)        (.04)        (.04)
-----------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                      $1.00        $1.00         $1.00       $1.00        $1.00        $1.00
                                                    =========================================================================

-----------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN 2                                       0.05%        0.25%         0.76%       4.26%        4.52%        3.73%


-----------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA

 Net assets, end of period (in thousands)         $ 80,781     $106,650      $123,120     $85,076      $49,382      $49,607
-----------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                $102,318     $113,569      $ 85,893     $68,741      $59,556      $37,244
-----------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income                                0.10%        0.24%         0.80%       4.07%        4.44%        3.67%
 Total expenses                                       1.45%        1.41%         1.71%       1.70%        1.61%        1.65%
 Expenses after expense reimbursement
 or fee waiver and reduction to
 custodian expenses                                   1.04%        1.28%         1.70%        N/A 4        N/A 4        N/A 4


1. Less than $0.005 per share.
2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


18 | OPPENHEIMER CASH RESERVES


                                                        SIX MONTHS                                   YEAR
                                                             ENDED                                  ENDED
                                                  JANUARY 31, 2004                               JULY 31,
  CLASS N                                              (UNAUDITED)         2003       2002          2001 1
-----------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA

 Net asset value, beginning of period                        $1.00        $1.00      $1.00          $1.00
-----------------------------------------------------------------------------------------------------------
 Income from investment operations:
 Net investment income                                          -- 2         -- 2      .01            .01
 Net realized gain                                              --           -- 2       -- 2           --
                                                            -----------------------------------------------
 Total from investment operations                               -- 2         -- 2      .01            .01
-----------------------------------------------------------------------------------------------------------
 Dividends and/or distributions
 to shareholders:
 Dividends from net investment income                           -- 2         -- 2     (.01)          (.01)
 Distributions from net realized gain                           --           -- 2       -- 2           --
                                                            -----------------------------------------------
 Total dividends and/or distributions
 to shareholders                                                -- 2         -- 2     (.01)          (.01)
-----------------------------------------------------------------------------------------------------------
 Net asset value, end of period                              $1.00        $1.00      $1.00          $1.00
                                                            ===============================================

-----------------------------------------------------------------------------------------------------------
 TOTAL RETURN 3                                               0.05%        0.43%      1.08%          1.49%


-----------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA

 Net assets, end of period (in thousands)                  $50,553      $52,350    $42,761         $4,275
-----------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                         $55,462      $49,145    $21,014         $  737
-----------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 4
 Net investment income                                        0.10%        0.41%      0.68%          3.03%
 Total expenses                                               1.41%        1.24%      1.47%          1.19%
 Expenses after expense reimbursement or fee
 waiver and reduction to custodian expenses                   1.04%        1.11%      1.46%           N/A 5


1. For the period from March 1, 2001 (inception of offering) to July 31, 2001.
2. Less than $0.005 per share.
3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
4. Annualized for periods of less than one full year.
5. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


19 | OPPENHEIMER CASH RESERVES

NOTES TO FINANCIAL STATEMENTS  Unaudited


--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES
 Oppenheimer Cash Reserves (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek the maximum current income that is consistent with stability of principal. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
    The Fund offers Class A, Class B, Class C and Class N shares. Class A shares are sold at their offering price, which is the net asset value per share without any initial sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B, C and N have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase.
--------------------------------------------------------------------------------
 SECURITIES VALUATION. Portfolio securities are valued on the basis of amortized cost, which approximates market value.
--------------------------------------------------------------------------------
 ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
 FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.
--------------------------------------------------------------------------------
 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.
--------------------------------------------------------------------------------
 EXPENSE OFFSET ARRANGEMENT. The reduction of custodian fees, if applicable, represents earnings on cash balances maintained by the Fund.
--------------------------------------------------------------------------------
 SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
--------------------------------------------------------------------------------
 OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make


20 | OPPENHEIMER CASH RESERVES
 estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
 2. SHARES OF BENEFICIAL INTEREST
 The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:


                              SIX MONTHS ENDED JANUARY 31, 2004                 YEAR ENDED JULY 31, 2003
                                     SHARES              AMOUNT                 SHARES            AMOUNT

----------------------------------------------------------------------------------------------------------
 CLASS A
 Sold                           256,040,584       $ 256,040,584            645,438,961     $ 645,438,961
 Dividends and/or
 distributions reinvested           385,740             385,740              2,267,138         2,267,138
 Redeemed                      (334,205,353)       (334,205,353)          (621,756,324)     (621,756,324)
                               ---------------------------------------------------------------------------
 Net increase (decrease)        (77,779,029)      $ (77,779,029)            25,949,775     $  25,949,775
                               ===========================================================================

----------------------------------------------------------------------------------------------------------
 CLASS B
 Sold                           107,039,296       $ 107,039,296            387,633,392     $ 387,633,392
 Dividends and/or
 distributions reinvested           124,118             124,118                989,218           989,218
 Redeemed                      (205,586,021)       (205,586,021)          (489,640,398)     (489,640,398)
                               ---------------------------------------------------------------------------
 Net decrease                   (98,422,607)      $ (98,422,607)          (101,017,788)    $(101,017,788)
                               ===========================================================================

----------------------------------------------------------------------------------------------------------
 CLASS C
 Sold                            93,119,987       $  93,119,987            236,359,515     $ 236,359,515
 Dividends and/or
 distributions reinvested            46,329              46,329                256,705           256,705
 Redeemed                      (119,035,037)       (119,035,037)          (253,086,334)     (253,086,334)
                               ---------------------------------------------------------------------------
 Net decrease                   (25,868,721)      $ (25,868,721)           (16,470,114)    $ (16,470,114)
                               ===========================================================================

----------------------------------------------------------------------------------------------------------
 CLASS N
 Sold                            50,297,810       $  50,297,810            156,184,467     $ 156,184,467
 Dividends and/or
 distributions reinvested            26,485              26,485                204,581           204,581
 Redeemed                       (52,121,280)        (52,121,280)          (146,799,877)     (146,799,877)
                               ---------------------------------------------------------------------------
 Net increase (decrease)         (1,796,985)      $  (1,796,985)             9,589,171     $   9,589,171
                               ===========================================================================

--------------------------------------------------------------------------------
 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
 MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.50% of the first $250 million of average annual net assets, 0.475% of the next $250 million, 0.45% of the next $250 million, 0.425% of the next $250 million, and 0.40% of net assets in excess of $1 billion. Effective December 6, 2002, the Manager has agreed to limit the Fund's management fee to 0.40% of the Fund's average net assets for each class of shares. This expense limitation can be amended or terminated at any time without


21 | OPPENHEIMER CASH RESERVES

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued


--------------------------------------------------------------------------------
 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued
 advance notice. As a result of this limitation the Fund was reimbursed $297,900 for the six months ended January 31, 2004.
--------------------------------------------------------------------------------
 TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended January 31, 2004, the Fund paid $896,255 to OFS for services to the Fund.
    Prior to April 28, 2003, OFS had voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes, up to an annual rate of 0.35% of average net assets per class. Effective April 28, 2003, transfer agent fees for all classes are limited to the lesser of 0.35% of average daily net assets or to an amount (but not less than zero) necessary to allow each class of the Fund to maintain a 7-day yield of at least approximately 0.10%. Each of the above-mentioned voluntary undertakings may be further amended or withdrawn at any time.
--------------------------------------------------------------------------------
 DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.
--------------------------------------------------------------------------------
 SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.20% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions for personal services and account maintenance services they provide for their customers who hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.
--------------------------------------------------------------------------------
 DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of these shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares and 0.25% per year on Class N shares. Effective January 1, 2003, the Fund decreased the asset-based sales charge on Class B and Class C shares to 0.50% of average daily net assets per annum. The Distributor is entitled to receive a service fee of 0.25% per year under each plan, but the Board of Trustees has not authorized the Fund to pay the service fees on Class B and Class C shares at this time. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to


22 | OPPENHEIMER CASH RESERVES
 payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination.
--------------------------------------------------------------------------------
 SALES CHARGES. Contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of redemptions of Fund shares prior to remittance. The CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                  CLASS A         CLASS B         CLASS C        CLASS N
                               CONTINGENT      CONTINGENT      CONTINGENT     CONTINGENT
                                 DEFERRED        DEFERRED        DEFERRED       DEFERRED
                            SALES CHARGES   SALES CHARGES   SALES CHARGES  SALES CHARGES
 SIX MONTHS                   RETAINED BY     RETAINED BY     RETAINED BY    RETAINED BY
 ENDED                        DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR    DISTRIBUTOR
------------------------------------------------------------------------------------------
 January 31, 2004                $178,006        $167,406         $79,503       $189,354

--------------------------------------------------------------------------------
 4. ILLIQUID SECURITIES
 As of January 31, 2004, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of January 31, 2004 was $28,600,000, which represents 3.88% of the Fund's net assets.


23 | OPPENHEIMER CASH RESERVES

ITEM 2.  CODE OF ETHICS

         The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

         The Board of Trustees of the Fund has determined that Edward L. Cameron, the Chairman of the Board's Audit Committee, and George C. Bowen, a member of the Board's Audit Committee, possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as "audit committee financial experts," and has designated Messrs. Cameron and Bowen as the Audit Committee's financial experts. Messrs. Cameron and Bowen are "independent" Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

         Not applicable to semiannual reports.

ITEM 5.  NOT APPLICABLE

ITEM 6.  RESERVED

ITEM 7.  NOT APPLICABLE

ITEM 8.  NOT APPLICABLE

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

         There have been no changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees that would require disclosure herein.

ITEM 10.  CONTROLS AND PROCEDURES

         (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of January 31, 2004, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

          (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

(A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)

(B) EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)